STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		140 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flow from operating activities:
Net loss	$ (3,352,949)	$ (3,277,061)	$ (9,406,304)	$ (7,422,155)	$ (28,697,415)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	25,829	141,482	148,761	1,079	159,405
Vested stock options and warrants	369,636	1,378,090	3,700,070	830,372	7,197,742
Equity instruments issued for management and consulting	111,917	67,230	239,290	3,919,828	6,029,058
Stock-based registration payments			0	0	355,124
Capital contributions resulting from waivers of debt			0	0	476,398
Amortization of debt discount	0	92,538	413,695	57,518	756,497
(Gain) loss on valuation of equity-linked instruments	(11,468)	(88,673)	(157,580)	3,116	(785,650)
Changes in assets and liabilities:
Accounts receivable	(52,395)	(62,180)	(57,534)	10,583	(97,245)
Inventories	(238,488)	37,173	23,034	(47,604)	(122,175)
Prepaid expense and other assets	(88,936)	(8,176)	(33,179)	2,739	(60,588)
Notes payable to shareholders	0	0	0	0	(14,957)
Accounts payable	563,223	(28,993)	429,033	421,104	2,147,872
Accrued expenses	790,157	(379,465)	776,548	1,039,255	2,494,237
Deferred Revenue	(64,000)	5,000	69,000	0	69,000
Net cash used in operating activities:	(1,947,473)	(2,123,035)	(3,855,166)	(1,184,165)	(10,092,697)
Cash flow from investing activities:
Purchase of fixed assets	(72,377)	(9,826)	(162,761)	0	(175,019)
Purchase of intangibles	(14,782)	(48,545)	(53,355)	0	(195,850)
Net cash used in investing activities	(87,159)	(58,371)	(216,116)	0	(370,869)
Cash flow from financing activities:
Proceeds from long-term and convertible debt	125,000	1,300,000	1,822,718	528,525	3,935,209
Repayment of convertible debt			0	(150,000)	(250,000)
Principal payments on notes payable	(300,000)	0	0	0	(75,667)
Issuance of preferred stock	2,055,000	0
Issuance of common stock	92,831	1,005,333	2,337,378	695,794	6,955,977
Net cash provided by (used in) financing activities	1,972,831	2,305,333	4,160,096	1,074,319	10,565,519
Net increase (decrease) in cash	(61,802)	123,927	88,814	(109,846)	101,953
Cash at beginning of period	101,953	13,139	13,139	122,985	0
Cash at end of period	40,151	137,066	101,953	13,139	101,953
Non cash transactions:
Conversion of debt to accrued liabilities	0	415,775	415,775	100,000	515,775
Common stock issued for accrued interest/bonus	694,500	23,394	402,669	106,310	620,839
Conversion of accounts payable to convertible debt			0	0	546,600
Common stock issued to satisfy debt	0	178,568	2,318,568	817,800	3,538,935
Stock/warrant issued to satisfy accounts payable/Liabilities	$ 0	$ 43,521	$ 100,521	$ 418,644	$ 539,165